LOANS HELD-FOR-INVESTMENT - Statistics (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) loan	Dec. 31, 2020 USD ($) loan	Dec. 31, 2019 USD ($) loan	Dec. 31, 2018 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of loans | loan	247	206
Net book value	$ 1,343,236	$ 892,266	$ 301,630	$ 89,762
Loans receivable with variable rate of interest	100.00%	100.00%
CRE Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of loans | loan	10	12	11
Principal balance	$ 882,505	$ 481,438	$ 297,357
Net book value	$ 865,722	$ 428,393	$ 298,880
Weighted-average interest rate	4.20%	7.50%	8.90%
Weighted-average maximum years to maturity	2 years 7 months 6 days	2 years 2 months 12 days	2 years 10 months 24 days
Broadly syndicated loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of loans | loan	237	194	1
Principal balance	$ 487,121	$ 477,777	$ 2,750
Net book value	$ 477,514	$ 463,873	$ 2,750
Weighted-average interest rate	3.60%	3.80%	4.50%
Weighted-average maximum years to maturity	5 years	4 years 10 months 24 days	5 years 2 months 12 days